Investment in a joint venture (Details Narrative) $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($) shares	Jun. 30, 2025 SGD ($) shares	Jun. 30, 2024 SGD ($)
Purchase consideration amount		$ 1,867	$ 13,811
Ryde Group Ltd [Member]
Purchase consideration amount	$ 1,455,000
Ryde Group Ltd [Member] | Common Class A [Member]
Shares issued for purchase consideration | shares	4,850,000	4,850,000